     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 1999

                                               SECURITIES ACT FILE NO. 333-68879
                                       INVESTMENT COMPANY ACT FILE NO. 811-09159
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                         PRE-EFFECTIVE AMENDMENT NO. 2                       [X]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]
                                AMENDMENT NO. 2                              [X]
                        (Check appropriate box or boxes)
                            ------------------------
                        MERCURY V.I. U.S. LARGE CAP FUND
                  of Mercury Asset Management V.I. Funds, Inc.
               (Exact name of Registrant as specified in charter)

              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 763-2260

                                JEFFREY M. PEEK
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:

Counsel for the Fund:
JOEL H. GOLDBERG, Esq.                               and
Swidler Berlin Shereff Friedman, LLP                      LORRAINE D. MANDEL, Esq.
919 Third Avenue                                          P.O. Box 9011
New York, New York 10022                                  Princeton, New Jersey 08543-9011

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.
                            ------------------------

    It is proposed that this filing will become effective
       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     Mercury Asset Management V.I. Funds, Inc. (the "Company") is an open-ended management investment company of which Mercury V.I. U.S. Large Cap Fund is a series (hereinafter referred to as the "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are offered for the Fund. This document consists of (A) the prospectus for the Fund, which is composed of (i) a Fund specific front portion, (ii) a section entitled "Adviser's Historical Performance Data," and (iii) an Appendix, and (B) the Statement of Additional Information for the Fund which is composed of (i) a Fund specific front portion, and (ii) an Appendix. The sections referred to in items
(A)(ii), (A)(iii) and (B)(ii) appear in two different versions, one for Class A Common Stock and the second for Class B Common Stock, each of which constitutes a part of the prospectus or Statement of Additional Information, as applicable, for either the Class A Common Stock of the Fund or the Class B Common Stock of the Fund, as appropriate. A table of contents may be found in each prospectus and Statement of Additional Information.

     The investment advisor of the Fund is Mercury Asset Management International Ltd. (the "Investment Adviser"), an indirect subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of the Fund is Mercury Funds Distributor ("MFD"), a division of Princeton Funds Distributor, Inc.

     Both the Class A and Class B shares of the Fund are sold to separate accounts ("Separate Accounts") of certain insurance companies to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. It is currently anticipated that the Fund will be sold to Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("ML of New York"), indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc., Hartford Life Insurance Company ("Hartford"), The AIG Life Companies (U.S.) ("AIG Life"), American International Life Assurance Company of New York ("Hartford of NY"), Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity" and, together with ML of New York, MLLIC, Hartford, AIG Life, Hartford of NY, Hartford Life and Annuity, and certain other insurance companies, the "Insurance Companies"). The Separate Accounts invest in shares of the Fund in accordance with instructions received from Contract owners. It is currently anticipated that the Contracts will be offered by agents of Merrill Lynch Life Agency, Inc. ("MLLA"), an affiliate of the Investment Adviser, and Contracts issued by any Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

                                               Merrill Lynch Logo

            Mercury V.I. U.S. Large Cap Fund
                OF MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
                Artwork to Come

                THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD
                KNOW BEFORE INVESTING, INCLUDING INFORMATION
                ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST
                AND KEEP IT FOR FUTURE REFERENCE.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                APPROVED OR DISAPPROVED THESE SECURITIES OR
                PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A
                CRIMINAL OFFENSE.
                       PROSPECTUS - April 19, 1999

Table of Contents

                                                             PAGE

[FUND FACTS ICON]
FUND FACTS
-----------------------------------------------------------------
About the Mercury V.I. U.S. Large Cap Fund..................    2

[ABOUT THE DETAILS ICON]
ABOUT THE DETAILS
-----------------------------------------------------------------
How the Mercury V.I. U.S. Large Cap Fund Invests............    4
Investment Risks............................................    5
Appendix and Statement of Additional Information............    8
Adviser's Historical Performance Data -- Class A............    8
Adviser's Historical Performance Data -- Class B............   14

[THE MANAGEMENT TEAM ICON]
THE MANAGEMENT TEAM
-----------------------------------------------------------------
Management of the Mercury V.I. U.S. Large Cap Fund..........   19

APPENDIX

[ACCOUNT CHOICES ICON]
ACCOUNT CHOICES
-----------------------------------------------------------------
Fund Shares.................................................  A-2
How to Buy and Sell Shares..................................  A-2
How Shares are Priced.......................................  A-2
Dividends, Capital Gains and Taxes..........................  A-3

[TO LEARN MORE ICON]
TO LEARN MORE
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover

MERCURY V.I. U.S. LARGE CAP FUND

[FUND FACTS ICON] Fund Facts

IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.


LARGE CAP COMPANIES -- companies whose market capitalization is at least $5 billion under current market conditions. The Fund's definition of large cap companies may be increased in response to changes in the market.


COMMON STOCK -- units of ownership of a corporation.

PREFERRED STOCK -- class of capital stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

CONVERTIBLE SECURITIES -- corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.

ABOUT THE MERCURY V.I. U.S. LARGE CAP FUND
--------------------------------------------------------------------------------


WHAT ARE THE FUND'S GOALS?



The Fund's main goal is long-term capital growth. In other words, it tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. We cannot guarantee that the Fund will achieve its goal.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests primarily in a diversified portfolio of equity securities of LARGE CAP COMPANIES located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada. A company's stock is considered undervalued when its price is less than Fund management believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund may purchase COMMON STOCK, PREFERRED STOCK and CONVERTIBLE SECURITIES and other instruments.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



As with any mutual fund, the value of the Fund's investments, and, therefore, the value of the Fund's shares, may go up or down. If the value of the Fund's investments goes down, you may lose money. The value changes in the Fund's investments may occur because the U.S. stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. The Fund is also subject to the risk that the stocks the Fund's adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies.


 2                     MERCURY V.I. U.S. LARGE CAP FUND

[FUND FACTS ICON] Fund Facts

CONTRACT -- The Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

In addition, because the Fund will invest up to 10% of its assets in securities of Canadian companies, the Fund will be subject to additional risks. For example, the Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

WHO SHOULD INVEST?

The Fund may be an appropriate investment to fund a portion of a CONTRACT owned by contract owners who:

      - Have long-term goals in mind.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns.


MERCURY V.I. U.S. LARGE CAP FUND                                               3

[ABOUT THE DETAILS LOGO] About the Details

ABOUT THE PORTFOLIO MANAGEMENT TEAM -- The Fund is managed by members of a team of 17 investment professionals who participate in the team's research process and stock selection. The senior investment professionals in this group include Garrett Fish, Andrew Hudson and Michael Morony. Michael Morony is primarily responsible for the day-to-day management of the Fund.

ABOUT THE INVESTMENT ADVISER -- Mercury Asset Management International Ltd. is the investment adviser.

HOW THE MERCURY V.I. U.S. LARGE CAP FUND INVESTS
--------------------------------------------------------------------------------

The Fund's main goal is long-term capital growth. The Fund tries to achieve its goal by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. In selecting securities, the Fund emphasizes those securities that Fund management believes to be undervalued or have good prospects for earnings growth.

The Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of large cap companies located in the U.S. Investments will also be made in equity securities of companies of any market capitalization located in Canada and of small or medium capitalization companies located in the U.S. Normally, Canadian investments will represent 10% or less of the Fund's assets. A company's market capitalization may go up or down due to market fluctuations. The Fund will not sell a company's securities just because that company's market capitalization drops below $5 billion or another amount set by the Fund. Equity securities consist of:

      - Common Stock
      - Preferred Stock
      - Securities Convertible into Common Stock
      - Derivative securities such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

The Fund considers a company to be "located" in the U.S. or Canada if:

      - it is legally organized in the U.S. or Canada, or
      - the primary trading market for its securities is located in the U.S. or Canada, or
      - at least 50% of the company's (and its subsidiaries') non-current assets, capitalization, gross revenues or profits have been located in the U.S. or Canada during one of the last two fiscal years

Under this definition a "foreign" company (a company organized or trading outside the U.S. or Canada, or with substantial operations outside the U.S. or Canada) may be considered to be "located" in the U.S. or Canada.

A company's stock is considered undervalued when the stock's current price is less than Fund management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factors, such as:

      - financial resources
      - value of assets
      - sales and earnings growth
      - product development
      - quality of management
      - overall business prospects
A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or

4                                               MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON] About the Details

market sector is an important factor in evaluating a particular company's earnings prospects. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. The Fund may invest in debt securities that are issued together with a particular equity security. The Fund may invest in derivatives for a variety of portfolio management purposes, including to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities. The Fund is not required to use derivatives and may choose not to do so.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

The Fund will normally invest almost all of its assets as described above. The Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Fund may also reduce its exposure to equity securities by investing without limit in short-term investments, high quality bonds or derivatives, when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of Fund shares. Therefore, the Fund may not achieve its investment objective.

The Fund may use many different strategies in seeking its investment objectives and it has certain investment restrictions. These strategies and certain of the restrictions and policies governing the Fund's investments are explained in the Fund's Statement of Additional Information. If you would like to learn more about the Fund, request the Statement of Additional Information.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals, or that the Fund's performance will be positive over any period of time.

STOCK MARKET RISK

Stock market risk is the risk that the U.S. or Canadian stock markets will go down in value, including the possibility that the U.S. or Canadian stock markets will go down sharply and unpredictably.

SELECTION RISK

Selection risk is the risk that the investments that Fund management selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

CANADIAN INVESTMENT RISK

Canadian investment risk is the risk that the Fund's Canadian securities may go up or down in value depending on the fluctuations in the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political

MERCURY V.I. U.S. LARGE CAP FUND                                               5

[ABOUT THE DETAILS ICON] About the Details

and economic developments, and changes in U.S. and Canadian laws relating to investments in Canada.

LIQUIDITY, INFORMATION AND VALUATION RISKS

Certain securities, including securities of small companies, securities of Canadian companies and "restricted securities," may be illiquid or volatile, making it difficult or impossible to sell them at the time and at the price that the Fund would like. Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Fund may buy directly from the issuer. Also, important information about these companies, securities or the markets in which they trade may be inaccurate or unavailable. It may be difficult to value accurately these types of securities. Certain derivatives may be subject to these risks as well.

OTHER CANADIAN SECURITIES RISKS

Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. Canada's economy depends heavily on exports to the U.S., Canada's largest trading partner. The Canadian economy relies strongly on the production and processing of natural resources. Historically, natural resource prices have been volatile. Demand by many citizens of the Province of Quebec for secession from Canada may significantly impact the Canadian economy.

      - The costs of Canadian securities transactions tend to be higher than those of U.S. transactions.

      - The Canadian securities market has different clearance and settlement procedures, which may cause delays. This means that the Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

FOREIGN SECURITIES RISKS

The Fund defines companies located in the U.S. or Canada broadly. As a result, the Fund's investments may include companies organized, traded or having substantial operations outside the U.S. or Canada. This may expose the Fund to risks associated with foreign investments.

      - The value of holdings traded outside the U.S. (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

      - The Fund's holdings may be adversely affected by U.S. or foreign government action.

      - International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect the Fund's holdings.

6                                               MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON] About the Details

BORROWING AND LEVERAGE

The Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and the return on the Fund's investments. Borrowing will cost the Fund interest expense and other fees. These costs may reduce the Fund's return.

Certain securities that the Fund buys may create leverage, including, for example, derivative securities. Like borrowing, these investments may increase the Fund's exposure to risk.

DERIVATIVES

The Fund may also use instruments referred to as "Derivatives." Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). Derivatives can allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including many of the risks described above. Derivatives may not always be available or cost efficient. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in Fund share value. Other risks include:

      Credit risk -- the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

      Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      Index risk -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

The Fund may use the following types of derivative instruments: futures, forwards and options.

MERCURY V.I. U.S. LARGE CAP FUND                                               7

[ABOUT THE DETAILS ICON] About the Details

CONVERTIBLE SECURITIES

Convertible securities, including bonds and preferred stock, are convertible into common stock. As a result of the conversion feature, the interest or dividend rate on a convertible security is generally less than would be the case if the security were not convertible. The value of a convertible security will be affected both by its stated interest or dividend rate and the value of the underlying common stock. Therefore, its value will be affected by the factors that affect both debt securities (such as interest rates) and equity securities (such as stock market movements generally). Some convertible securities might require the Fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the Fund.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund is discussed in the Appendix which is a part of this Prospectus.

If you would like further information about the Fund, including additional details about how it invests, please see the Statement of Additional Information.

ADVISER'S HISTORICAL PERFORMANCE DATA -- CLASS A
--------------------------------------------------------------------------------

The following tables present historical performance data for all accounts that have been managed by the investment adviser's Mercury affiliates and that have substantially similar (although not necessarily identical) objectives and policies to the Fund's. These accounts have been managed using investment styles and strategies substantially similar to those to be used in managing the Fund. THESE FIGURES DO NOT REPRESENT THE PERFORMANCE OF THE FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT THAT FUNDS YOUR CONTRACT. The Fund is newly organized and does not yet have a performance record. The Fund's actual performance may be higher or lower, and past performance is no guarantee of future results. IN ADDITION, PARTICIPATING INSURANCE COMPANIES GENERALLY IMPOSE ADDITIONAL CHARGES AND FEES IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE THE CONTRACT OWNER'S RETURNS.

The composite figures shown in the tables presented below were calculated in the following manner:

      - All of the accounts in the composite were managed by the investment adviser's Mercury affiliates. All personnel of the

 8                        MERCURY V.I. U.S. LARGE CAP FUND

                                                               About the Details
                                                          ABOUT THE DETAILS LOGO

                investment adviser and its Mercury affiliates are employed by a single holding company. Portfolio managers perform management services for accounts of various Mercury advisers, including the Fund's investment adviser, depending on the nature of each adviser's clients. The investment process, including the resources available to the portfolio managers and the supervisory review, is the same across advisers. As a practical matter, there is no significant distinction between the process used in determining the recommendations of the investment adviser and those of its Mercury affiliates.

      - The accounts included in the composite are not U.S. mutual funds, and are not subject to the same rules and regulations under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Fund, or to the same types of expenses that the Fund or a contract owner will pay. These differences might have adversely affected the performance figures shown below.

      - The Fund will calculate its performance using a formula specified by the Securities and Exchange Commission. Unlike the Fund, some of the accounts in the historical composite did not value their assets on a daily basis and, therefore, the Securities and Exchange Commission formula could not be used. As a result, the performance figures shown below have been calculated using a somewhat different formula known as the "Modified Dietz Method." Although both formulas produce a time weighted rate of return, the use of the Securities and Exchange Commission formula might have adversely affected the performance figures shown.

      - The composite figures have been calculated by weighting the performance of each included account by the level of the account's total assets at the beginning of each monthly or quarterly period. Accounts were added to the composite as of the first full quarter under management and excluded at the end of the last full quarter under management. Accordingly, the number of accounts included in the composite varies by quarter, beginning with one from July 1, 1990 through January 1, 1996, and increasing to three in the most recent quarter.

      - The performance of each of the accounts in the composite may have been influenced by the level of the account's total assets. Had an account's assets been different, its performance might have been higher or lower.

MERCURY V.I. U.S. LARGE CAP FUND                                               9

About the Details
ABOUT THE DETAILS LOGO

      - The accounts presented were accounted for in various base currencies other than U.S. dollars. The Fund will calculate its net asset value daily in U.S. dollars. For purposes of this presentation, the accounts' performance history was converted into U.S. dollars on at least a quarterly basis using exchange rate movements to approximate the equivalent U.S. dollar returns which might have been achieved.

      - The figures shown below represent the performance, converted to U.S. dollars, of the composite's included accounts. THEY ARE NOT THE PERFORMANCE OF EITHER THE FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT (THAT FUNDS YOUR CONTRACT) THAT INVESTS IN THE FUND. Figures show total returns. Total return shows you how much an investment has changed in value over the stated time period and includes both capital appreciation and income. The first table reflects average annual total returns. This smooths out variations in annual performance by averaging returns over the stated period. The second table shows actual total returns for each one year period.

      - To provide you with additional information, these composite performance figures are presented two different ways. The "Gross of Fees and Charges" row reflects the composite's gross performance -- that is, performance before any deductions for fees or expenses in connection with either the Fund or a contract. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. The first table (average annual total returns) also includes a "Net of Fees and Charges" section, which reflects adjustments of the gross performance to reflect the deduction of all of the fees and expenses (except those fees and expenses that are paid by the investment adviser in connection with that portion of the EXPENSE CAP that relates to the one-time non-recurring organizational expenses of the Fund) that the Fund is projected to pay on its Class A shares. These projected fees and expenses are shown in a fee table in the separate prospectus describing the contract. THE "NET OF FEES AND CHARGES" FIGURES DO NOT REFLECT THE ADDITIONAL FEES AND CHARGES THAT A PARTICIPATING INSURANCE COMPANY MAY IMPOSE IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE A CONTRACT OWNER'S RETURN. Like the gross figures, the net figures are hypothetical, because they do not reflect the actual fees and charges paid by the included accounts. The net figures assume a participating insurance company separate account bought Class A shares at the beginning of the period and sold (redeemed) the shares at the end of the period. To the extent the Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. The

EXPENSE CAP -- The Fund's

 10
MERCURY V.I. U.S. LARGE CAP FUND
investment adviser has agreed to cap the annual operating expenses of the Fund for one year. This expense cap relates to both the one-time non-recurring organizational expenses of the Fund and to those expenses that will continue from year to year.

                                                               About the Details
                                                          ABOUT THE DETAILS LOGO

        effect of charges in connection with a contract will similarly be magnified over longer periods. The net figures shown -- that is, the performance results after applicable Fund level deductions -- are equal to or lower than the actual net results of the included accounts.

      - Both tables include figures for a benchmark index (Standard & Poor's 500 Composite Stock Price Index) and for the Lipper Growth Funds universe so that you can compare the composite's performance to the performance of the market as a whole. The Standard & Poor's 500 Index is an unmanaged index and does not reflect any fees or charges. The Lipper Growth Funds Average reflects advisory fees and other fees and charges.

MERCURY V.I. U.S. LARGE CAP FUND                                              11

[ABOUT THE DETAILS ICON] About the Details

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND. (This is the performance of other accounts managed by the investment adviser's affiliates, see above.)


                                         FOR            FOR            FOR            FOR            FOR            FOR
                                       ONE-YEAR       TWO-YEAR      THREE-YEAR     FOUR-YEAR      FIVE-YEAR       SIX-YEAR
                                        PERIOD         PERIOD         PERIOD         PERIOD         PERIOD         PERIOD
                                        ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                         1999           1999           1999           1999           1999           1999
----------------------------------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED:
----------------------------------------------------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
----------------------------------------------------------------------------------------------------------------------------
 Class A Fees and Charges                31.1%          35.2%          30.2%          32.7%          29.0%          25.7%
----------------------------------------------------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):           33.4           37.6           32.4           35.0           31.2           27.9
----------------------------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (4):         18.5           32.4           28.1           29.1           26.2           21.7
----------------------------------------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES
NOT INCLUDE SALES CHARGES) (5):          13.5           27.1           21.7           23.3           20.3           17.5
----------------------------------------------------------------------------------------------------------------------------

                                                                       FOR
                                                                   EIGHT YEARS
                                                                       AND
                                         FOR            FOR        NINE MONTH
                                      SEVEN-YEAR     EIGHT-YEAR      PERIOD
                                        PERIOD         PERIOD         ENDED
                                        ENDED          ENDED        MARCH 31,
                                      MARCH 31,      MARCH 31,        1999
                                         1999           1999           (1)
---------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED:
---------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
---------------------------------------------------------------------------------
 Class A Fees and Charges                23.7%          21.6%          20.4%
---------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):           25.8           23.6           22.5
---------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (4):         20.8           19.5           18.7
---------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES
NOT INCLUDE SALES CHARGES) (5):          16.8           16.4           15.8
---------------------------------------------------------------------------------

(1) The investment adviser's affiliates first began managing accounts with substantially similar objectives and policies to those of the Fund on July 1, 1990.

(2) Reflects the reinvestment of dividends and distributions, and the deduction of all fees and expenses (except those fees and expenses that are paid by the investment adviser in connection with that portion of the expense cap that relates to the one-time non-recurring organizational expenses of the
    Fund) that the Fund is projected to pay. To the extent the Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. Does not reflect the additional fees and charges that a participating insurance company may impose in connection with a contract. These additional fees and charges reduce investment returns. Compounding will magnify this effect over longer periods.

(3) Does not reflect the deduction of any fees, charges or expenses other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses.

(4) An unmanaged index comprised of common stock prices. No advisory fees and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(5) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities of U.S. companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

12                                           MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON] About the Details

TOTAL RETURNS ON AN ANNUAL BASIS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND. (This is the performance of other accounts managed by the investment adviser's affiliates, see above.)

                                         FOR THE THREE
                                          MONTHS ENDED        FOR EACH YEAR ENDED DECEMBER 31,
                                         MARCH 31, 1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED: GROSS OF FEES AND
CHARGES (2):                                  12.2%          34.3%     29.8%     26.8%     46.7%
-----------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (3):               5.0           28.6      33.4      23.0      37.6
-----------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES
NOT INCLUDE SALES CHARGES) (4):                4.4           23.1      25.4      19.8      31.3
-----------------------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                                              JULY 1, 1990
                                                                                   TO
                                      FOR EACH YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                     1994      1993      1992      1991         1990(1)
-----------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED: GROSS OF FEES AND
CHARGES (2):                         5.1%      13.9%     13.1%     28.7%          (6.9%)
-----------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (3):     0.8       10.6      7.7       30.5           (6.0)
-----------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES
NOT INCLUDE SALES CHARGES) (4):      (1.7)     11.2      8.6       37.4           (8.5)
-----------------------------------------------------------------------------------------------

(1) The investment adviser's affiliates first began managing accounts with substantially similar objectives and policies to those of the Fund on July 1, 1990.

(2) Does not reflect the deduction of any fees, charges or expenses, other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. If these fees and expenses were included, the performance figures would be lower.

(3) An unmanaged index comprised of common stock prices. No advisory fees and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(4) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities of U.S. companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

MERCURY V.I. U.S. LARGE CAP FUND                                              13

[ABOUT THE DETAILS ICON] About the Details

ADVISER'S HISTORICAL PERFORMANCE DATA -- CLASS B
--------------------------------------------------------------------------------

The following tables present historical performance data for all accounts that have been managed by the investment adviser's Mercury affiliates and that have substantially similar (although not necessarily identical) objectives and policies to the Fund's. These accounts have been managed using investment styles and strategies substantially similar to those to be used in managing the Fund. THESE FIGURES DO NOT REPRESENT THE PERFORMANCE OF THE FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT THAT FUNDS YOUR CONTRACT. The Fund is newly organized and does not yet have a performance record. The Fund's actual performance may be higher or lower, and past performance is no guarantee of future results. IN ADDITION, PARTICIPATING INSURANCE COMPANIES GENERALLY IMPOSE ADDITIONAL CHARGES AND FEES IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE THE CONTRACT OWNER'S RETURNS.

The composite figures shown in the tables presented below were calculated in the following manner:

      - All of the accounts in the composite were managed by the investment adviser's Mercury affiliates. All personnel of the investment adviser and its Mercury affiliates are employed by a single holding company. Portfolio managers perform management services for accounts of various Mercury advisers, including the Fund's investment adviser, depending on the nature of each adviser's clients. The investment process, including the resources available to the portfolio managers and the supervisory review, is the same across advisers. As a practical matter, there is no significant distinction between the process used in determining the recommendations of the investment adviser and those of its Mercury affiliates.

      - The accounts included in the composite are not U.S. mutual funds, and are not subject to the same rules and regulations under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Fund, or to the same types of expenses that the Fund or a contract owner will pay. These differences might have adversely affected the performance figures shown below.


      - The Fund will calculate its performance using a formula specified by the Securities and Exchange Commission. Unlike the Fund, some of the accounts in the historical composite did not value their assets on a daily basis and, therefore, the Securities and Exchange Commission formula could not be used. As a result, the performance figures shown below have been calculated using a somewhat different formula known as the "Modified Dietz Method." Although both formulas produce a


 14                    MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON] About the Details

                time weighted rate of return, the use of the Securities and Exchange Commission formula might have adversely affected the performance figures shown.

      - The composite figures have been calculated by weighting the performance of each included account by the level of the account's total assets at the beginning of each monthly or quarterly period. Accounts were added to the composite as of the first full quarter under management and excluded at the end of the last full quarter under management. Accordingly, the number of accounts included in the composite varies by quarter, beginning with one from July 1, 1990 through January 1, 1996, and increasing to three in the most recent quarter.

      - The performance of each of the accounts in the composite may have been influenced by the level of the account's total assets. Had an account's assets been different, its performance might have been higher or lower.

      - The accounts presented were accounted for in various base currencies other than U.S. dollars. The Fund will calculate its net asset value daily in U.S. dollars. For purposes of this presentation, the accounts' performance history was converted into U.S. dollars on at least a quarterly basis using exchange rate movements to approximate the equivalent U.S. dollar returns which might have been achieved.

      - The figures shown below represent the performance, converted to U.S. dollars, of the composite's included accounts. THEY ARE NOT THE PERFORMANCE OF EITHER THE FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT (THAT FUNDS YOUR CONTRACT) THAT INVESTS IN THE FUND. Figures show total returns. Total return shows you how much an investment has changed in value over the stated time period and includes both capital appreciation and income. The first table reflects average annual total returns. This smooths out variations in annual performance by averaging returns over the stated period. The second table shows actual total returns for each one year period.

      - To provide you with additional information, these composite performance figures are presented two different ways. The "Gross of Fees and Charges" row reflects the composite's gross performance -- that is, performance before any deductions for fees or expenses in connection with either the Fund or a contract. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. The first table (average annual total returns) also includes a "Net of Fees and Charges" section, which reflects adjustments of the gross performance to reflect the deduction of all of the fees and expenses that the Fund is projected to pay on its Class B shares (except those fees and expenses that are paid by the investment adviser in connection with the

MERCURY V.I. U.S. LARGE CAP FUND                                              15

[ABOUT THE DETAILS ICON] About the Details

EXPENSE CAP -- The Fund's investment adviser has agreed to cap the annual operating expenses of the Fund for one year. This expense cap relates to both the expenses associated with the initial offering of Fund shares and to those Fund expenses that will continue from year to year.

        portion of the EXPENSE CAP that relates to the expenses associated with the initial offering of Fund shares). These projected fees and expenses are shown in a fee table in the separate prospectus describing the contract. THE "NET OF FEES AND CHARGES" FIGURES DO NOT REFLECT THE ADDITIONAL FEES AND CHARGES THAT A PARTICIPATING INSURANCE COMPANY MAY IMPOSE IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE A CONTRACT OWNER'S RETURN. Like the gross figures, the net figures are hypothetical, because they do not reflect the actual fees and charges paid by the included accounts. The net figures assume a participating insurance company separate account bought Class B shares at the beginning of the period and sold (redeemed) the shares at the end of the period. To the extent the Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. The effect of charges in connection with a contract will similarly be magnified over longer periods. The net figures shown -- that is, the performance results after applicable Fund level deductions -- are equal to or lower than the actual net results of the included accounts.

      - Both tables include figures for a benchmark index (Standard & Poor's 500 Composite Stock Price Index) and for the Lipper Growth Funds universe so that you can compare the composite's performance to the performance of the market as a whole. The Standard & Poor's 500 Index is an unmanaged index and does not reflect any fees or charges. The Lipper Growth Funds Average reflects advisory fees and other fees and charges.

 16                        MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON] About the Details

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND. (This is the performance of other accounts managed by the investment adviser's affiliates, see above.)

                                                         FOR         FOR         FOR          FOR         FOR         FOR
                                                      ONE-YEAR    TWO-YEAR    THREE-YEAR   FOUR-YEAR   FIVE-YEAR   SIX-YEAR
                                                       PERIOD      PERIOD       PERIOD      PERIOD      PERIOD      PERIOD
                                                        ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                                      MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
                                                        1999        1999         1999        1999        1999        1999
----------------------------------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS, RECALCULATED:
----------------------------------------------------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
----------------------------------------------------------------------------------------------------------------------------
 Class B Fees and Charges                               30.9%       35.0%        30.0%       32.5%       28.8%       25.5%
----------------------------------------------------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):                          33.4        37.6         32.4        35.0        31.2        27.9
----------------------------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (4):                        18.5        32.4         28.1        29.1        26.2        21.7
----------------------------------------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES NOT INCLUDE SALES
CHARGES) (5):                                           13.5        27.1         21.7        23.3        20.3        17.5
----------------------------------------------------------------------------------------------------------------------------

                                                                                    FOR
                                                                                EIGHT YEARS
                                                                                    AND
                                                         FOR          FOR       NINE MONTH
                                                      SEVEN-YEAR   EIGHT-YEAR     PERIOD
                                                        PERIOD       PERIOD        ENDED
                                                        ENDED        ENDED       MARCH 31,
                                                      MARCH 31,    MARCH 31,       1999
                                                         1999         1999          (1)
-------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS, RECALCULATED:
-------------------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
-------------------------------------------------------------------------------------------
 Class B Fees and Charges                                23.5%        21.4%        20.3%
-------------------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):                           25.8         23.6         22.5
-------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (4):                         20.8         19.5         18.7
-------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES NOT INCLUDE SALES
CHARGES) (5):                                            16.8         16.4         15.8
-------------------------------------------------------------------------------------------

(1) The investment adviser's affiliates first began managing accounts with substantially similar objectives and policies to those of the Fund on July 1, 1990.

(2) Reflects the reinvestment of dividends and distributions, and the deduction of all fees and expenses (except those fees and expenses that are paid by the investment adviser in connection with that portion of the expense cap that relates to the one-time non-recurring organizational expenses of the
    Fund) that the Fund is projected to pay. To the extent the Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. Does not reflect the additional fees and charges that a participating insurance company may impose in connection with a contract. These additional fees and charges reduce investment returns. Compounding will magnify this effect over longer periods.

(3) Does not reflect the deduction of any fees, charges or expenses other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses.

(4) An unmanaged index comprised of common stock prices. No 12b-1 fees or advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(5) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities of U.S. companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

                      MERCURY V.I. U.S. LARGE CAP FUND                        17

[ABOUT THE DETAILS ICON] About the Details

TOTAL RETURNS ON AN ANNUAL BASIS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND. (This is the performance of other accounts managed by the investment adviser's affiliates, see above.)

                                         FOR THE THREE
                                          MONTHS ENDED        FOR EACH YEAR ENDED DECEMBER 31,
                                         MARCH 31, 1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED: GROSS OF FEES AND
CHARGES (2):                                  12.2%          34.3%     29.8%     26.8%     46.7%
-----------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (3):               5.0           28.6      33.4      23.0      37.6
-----------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES
NOT INCLUDE SALES CHARGES) (4):                4.4           23.1      25.4      19.8      31.3
-----------------------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                               JULY 1, 1990
                                                                                    TO
                                      FOR EACH YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                     1994      1993      1992       1991         1990(1)
-----------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED: GROSS OF FEES AND
CHARGES (2):                         5.1%      13.9%     13.1%      28.7%          (6.9%)
-----------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (3):     0.8       10.6       7.7       30.5           (6.0)
-----------------------------------------------------------------------------------------------
LIPPER GROWTH FUNDS AVERAGE (DOES
NOT INCLUDE SALES CHARGES) (4):      (1.7)     11.2       8.6       37.4           (8.5)
-----------------------------------------------------------------------------------------------

(1) The investment adviser's affiliates first began managing accounts with substantially similar objectives and policies to those of the Fund on July 1, 1990.

(2) Does not reflect the deduction of any fees, charges or expenses, other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. If these fees and expenses were included, the performance figures would be lower.

(3) An unmanaged index comprised of common stock prices. No 12b-1 fees or advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the index. Index returns reflect reinvestment of net dividends and distributions.

(4) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities of U.S. companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

 18                                           MERCURY V.I. U.S. LARGE CAP FUND

[THE MANAGEMENT TEAM ICON] The Management Team

MANAGEMENT OF THE
MERCURY V.I. U.S. LARGE CAP FUND
--------------------------------------------------------------------------------

Mercury Asset Management International Ltd. manages the Fund's investments under the overall supervision of the Fund's Board of Directors. The investment adviser has the responsibility for making all investment decisions for the Fund.

The senior investment professionals in the group that have managed the Fund's portfolio since the Fund started operations include:

Garrett Fish has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1997. Mr. Fish was employed at Jardine Fleming Hong Kong as a U.S. fund manager from 1994 to 1997. From 1991 to 1993 Mr. Fish was an account manager at Aetna Capital Management in the U.S.

Andrew J. Hudson, Director of Mercury Asset Management, has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1992.

Michael Morony has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1997. Mr. Morony worked for Threadneedle Investment Managers from 1992 to 1997. Mr. Morony is primarily responsible for the day-to-day management of the Fund.

Mercury and its affiliates manage portfolios with over $515 billion in assets (as of March 1999) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The advisory agreement between the Fund and the investment adviser gives the investment adviser the responsibility for making all investment decisions.

The investment adviser is paid at the rate of 0.65% of the Fund's average daily net assets.

Fund Asset Management, L.P., an affiliate of Mercury, will manage all or a portion of the Fund's daily cash assets. The Fund does not pay any incremental fee for this service, although Mercury may make payments to Fund Asset Management, L.P.

MERCURY V.I. U.S. LARGE CAP FUND                                              19

[THE MANAGEMENT TEAM ICON] The Management Team

The Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure. The directors of the Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Fund to do so.

20                                          MERCURY V.I. U.S. LARGE CAP FUND

MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
--------------------------------------------------------------------------------

APPENDIX

This Appendix constitutes a part of the Prospectus for the Class A shares of Mercury V.I. U.S. Large Cap Fund. For simplicity, this Appendix uses the term "Fund" to refer to Mercury V.I. U.S. Large Cap Fund and any future series of Mercury Asset Management V.I. Funds.

TABLE OF CONTENTS

                                                              PAGE

ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2
How Shares are Priced.......................................   A-2
Dividends, Capital Gains and Taxes..........................   A-3

TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

 22
MERCURY ASSET MANAGEMENT V.I. FUNDS

                                                            ACCOUNT CHOICES ICON
                                                              TO LEARN MORE ICON

[ACCOUNT CHOICES ICON] Account Choices

NET ASSET VALUE -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class A shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

After a Fund commences operations, participating insurance companies can purchase Fund shares on each business day.

The Fund's investment adviser has agreed to cap the annual operating expenses of the Mercury V.I. U.S. Large Cap Fund to 1.25% of the average net assets of the Fund's Class A shares. This expense cap will be in place through April 2000.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's investment adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

Shares are sold and redeemed at their NET ASSET VALUE. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. A Fund's investments may be traded on non-U.S. securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in that Fund's net asset value. Non-U.S. securities sometimes trade on days that the New York Stock Exchange is closed. As a result, a Fund's net asset value may change on days when a participating insurance company will not be able to purchase or redeem a Fund's shares. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.

A-2                  MERCURY ASSET MANAGEMENT V.I. FUNDS

[ACCOUNT CHOICES ICON] Account Choices

DIVIDENDS -- ordinary income and capital gains paid with respect to Fund shares. Dividends from a Fund are automatically reinvested in additional shares of that Fund as they are paid.

DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------

A Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. A Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. DIVIDENDS from a Fund are reinvested automatically in shares of that Fund at net asset value.

Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.

For information regarding the federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.


                     MERCURY ASSET MANAGEMENT V.I. FUNDS                     A-3

[THE MANAGEMENT TEAM ICON] The Management Team

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). A Fund could be adversely affected if the computer systems used by Fund management or other Fund service providers do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. Each Fund's other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, each Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which a Fund invests, and this could hurt that Fund's investment returns.

The Year 2000 Problem may also adversely affect the participating insurance companies and the contracts that they offer. For more information, see the separate contract prospectus.


A-4                  MERCURY ASSET MANAGEMENT V.I. FUNDS

[THE MANAGEMENT TEAM ICON] The Management Team

INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

ADMINISTRATOR
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888-763-2260)

INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022


                     MERCURY ASSET MANAGEMENT V.I. FUNDS                     A-5

[TO LEARN MORE ICON] To Learn More

SHAREHOLDER REPORTS

Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

Each Fund's Statement of Additional Information contains further information about that Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus). You may request a free copy by writing or calling the Transfer Agent at the address and telephone number indicated on the inside back cover of this Prospectus.

Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners may also contact the insurance company that issued their contract.

You may contact the Fund at 1-888-763-2260 if you have any questions.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act File #811-09159.



(C) Mercury Asset Management International Ltd.

MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
--------------------------------------------------------------------------------

APPENDIX

This Appendix constitutes a part of the Prospectus for the Class B shares of Mercury V.I. U.S. Large Cap Fund. For simplicity, this Appendix uses the term "Fund" to refer to Mercury V.I. U.S. Large Cap Fund and any future series of Mercury Asset Management V.I. Funds.

TABLE OF CONTENTS

                                                              PAGE

ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2
How Shares are Priced.......................................   A-2
Dividends, Capital Gains and Taxes..........................   A-3

TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

MERCURY ASSET MANAGEMENT V.I. FUNDS                                            7

                                                            ACCOUNT CHOICES ICON
                                                              TO LEARN MORE ICON

[ACCOUNT     Account Choices
  CHOICES
    ICON]

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class B shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Class B shares of a Fund pay distribution fees of 0.15% per year on an ongoing basis. These fees are paid under a distribution plan that the Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment. Class B shareholders have no other option. The money from the distribution fees is used to cover the costs of the sale and distribution of the Fund's Class B shares.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

After a Fund commences operations, participating insurance companies can purchase Fund shares on each business day.

The Fund's investment adviser has agreed to cap the annual operating expenses of the Mercury V.I. U.S. Large Cap Fund to 1.40% of the average net assets of the Fund's Class B shares. This expense cap will be in place through April 2000.
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's investment adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.
HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

Shares are sold and redeemed at their NET ASSET VALUE. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. A Fund's investments

A- 2
MERCURY ASSET MANAGEMENT V.I. FUNDS

NET ASSET VALUE -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

Account Choices
ACCOUNT CHOICES ICON
may be traded on non-U.S. securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in that Fund's net asset value. Non-U.S. securities sometimes trade on days that the New York Stock Exchange is closed. As a result, a Fund's net asset value may change on days when a participating insurance company will not be able to purchase or redeem a Fund's shares. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.
DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------

A Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. A Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. DIVIDENDS from a Fund are reinvested automatically in shares of that Fund at net asset value.

Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.

For information regarding the federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.

MERCURY ASSET MANAGEMENT V.I. FUNDS                                         A- 3

DIVIDENDS -- ordinary income and capital gains paid with respect to Fund shares. Dividends from a Fund are automatically reinvested in additional shares of that Fund as they are paid.

[THE         The Management Team
MANAGEMENT
      TEAM
     ICON]

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). A Fund could be adversely affected if the computer systems used by Fund management or other Fund service providers do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. Each Fund's other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, each Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which a Fund invests, and this could hurt that Fund's investment returns.

The Year 2000 Problem may also adversely affect the participating insurance companies and the contracts that they offer. For more information, see the separate contract prospectus.

A- 4
MERCURY ASSET MANAGEMENT V.I. FUNDS

                                                             The Management Team
                                                      [THE MANAGEMENT TEAM ICON]

INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England
ADMINISTRATOR
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536
TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888-763-2260)
INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400
DISTRIBUTOR
Mercury Funds Distributor, a division of Princeton Funds Distributor,
Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081
CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109
COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

MERCURY ASSET MANAGEMENT V.I. FUNDS

         [TO LEARN       To Learn More
              MORE
             ICON]

SHAREHOLDER REPORTS

Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

Each Fund's Statement of Additional Information contains further information about that Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus). You may request a free copy by writing or calling the Transfer Agent at the address and telephone number indicated on the inside back cover of this Prospectus.

Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners may also contact the insurance company that issued their contract.

You may contact the Fund at 1-888-763-2260 if you have any questions.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act File #811-09159.


(C) Mercury Asset Management International Ltd.

                      STATEMENT OF ADDITIONAL INFORMATION

                        MERCURY V.I. U.S. LARGE CAP FUND
                  of Mercury Asset Management V.I. Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                            Phone No. (888) 763-2260
                            ------------------------
     Mercury V.I. U.S. Large Cap Fund (the "Mercury V.I. U.S. Large Cap Fund" or a "Fund") is a series of Mercury Asset Management V.I. Funds, Inc. (the "Corporation" or "Mercury"). The Mercury V.I. U.S. Large Cap Fund is an open-end diversified management investment company (commonly known as a mutual fund). The investment objective of the Mercury V.I. U.S. Large Cap Fund is long-term capital growth. The Mercury V.I. U.S. Large Cap Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Mercury V.I. U.S. Large Cap Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. There can be no assurance that the investment objective of the Mercury V.I. U.S. Large Cap Fund will be achieved.

     The Mercury V.I. U.S. Large Cap Fund does not offer its shares to the general public. Shares are sold only to separate accounts established by participating insurance companies (the "Participating Insurance Companies") to fund benefits under variable annuity and/or variable life insurance contracts (the "Contracts"). Certain Participating Insurance Companies may be affiliates of Mercury Asset Management International Ltd. ("Mercury International" or the "Investment Adviser"). The rights of Participating Insurance Companies as shareholders of the Mercury V.I. U.S. Large Cap Fund should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has an interest solely in the Contract and not in the shares of the Mercury V.I. U.S. Large Cap Fund. The relevant Contract is described in the prospectus of the Participating Insurance Company that issues the Contract. The prospectus of the Participating Insurance Company that issues the Contract describes the various fees and charges in connection with the separate account and the Contract, and the benefits provided by the Contract. That prospectus also describes the relationship between the Contract and increases or decreases in the net asset value of shares of the Mercury V.I. U.S. Large Cap Fund and any distributions on such shares. The Participating Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as consistent with the respective Contracts. The Mercury V.I. U.S. Large Cap Fund's distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.
                            ------------------------
     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Mercury V.I. U.S. Large Cap Fund, dated April 19, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission"), and can be obtained, without charge, by calling the Mercury V.I. U.S. Large Cap Fund at (888) 763-2260 or writing to the Fund at the address listed above. The Prospectus may also be obtained from the Participating Insurance Company that issued your Contract. For information on obtaining the Prospectus from the Participating Insurance Company that issued your Contract, see the separate prospectus describing the Contract. This Statement of Additional Information incorporates by reference the Prospectus.

       MERCURY ASSET MANAGEMENT INTERNATIONAL LTD. -- INVESTMENT ADVISER
                    MERCURY FUNDS DISTRIBUTOR -- DISTRIBUTOR
                            ------------------------
    The date of this Statement of Additional Information is April 19, 1999.

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Investment Objectives and Policies..........................          2
  Insurance Law Restrictions................................          9
  Other Considerations......................................          9
  Investment Restrictions...................................          9
General Information Relating to the Mercury V.I. U.S. Large
  Cap Fund..................................................         11
  Description of Shares.....................................         11
Independent Auditors' Report................................         13
Financial Statements........................................         14
Appendix....................................................        A-1
Management of the Funds.....................................        A-2
  Directors and Officers....................................        A-2
  Composition of Directors..................................        A-3
  Management and Advisory Arrangements......................        A-3
  Code of Ethics............................................        A-5
Purchase of Shares..........................................        A-5
  Distribution Agreements...................................        A-5
  Distribution Plans........................................        A-6
Redemption of Shares........................................        A-7
Portfolio Transactions and Brokerage........................        A-7
Determination of Net Asset Value............................        A-8
Dividends and Taxes.........................................        A-9
  Dividends.................................................        A-9
  Taxes.....................................................        A-9
Performance Data............................................       A-10
General Information.........................................       A-11
  Independent Auditors......................................       A-11
  Custodian.................................................       A-11
  Transfer Agent............................................       A-11
  Legal Counsel.............................................       A-11
  Reports to Shareholders...................................       A-11
  Additional Information....................................       A-11
Annex A.....................................................  Annex A-1
Annex B.....................................................  Annex B-1

(C) Mercury Asset Management International Ltd.

                       INVESTMENT OBJECTIVES AND POLICIES

     The goal (that is, investment objective) of the Mercury V.I. U.S. Large Cap Fund is long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval. The Mercury V.I. U.S. Large Cap Fund tries to achieve its goal by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Mercury V.I. U.S. Large Cap Fund may also invest up to 10% of its assets in equity securities of companies of any market capitalization located in Canada. Reference is made to "How the Mercury V.I. U.S. Large Cap Fund Invests" and "Investment Risks" in the Prospectus for a discussion of the investment objective and policies of, and the risks associated with, an investment in the Mercury V.I. U.S. Large Cap Fund. There can be no guarantee that the Mercury V.I. U.S. Large Cap Fund's investment objective will be achieved.

     The Mercury V.I. U.S. Large Cap Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Mercury V.I. U.S. Large Cap Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Mercury V.I. U.S. Large Cap Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Mercury V.I. U.S. Large Cap Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Mercury V.I. U.S. Large Cap Fund's expenses would increase rather than decrease if it converts to this structure. The Directors of the Mercury V.I. U.S. Large Cap Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Mercury V.I. U.S. Large Cap Fund to do so.

     For purposes of the Mercury V.I. U.S. Large Cap Fund's policy to invest in the U.S. and Canada, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Mercury V.I. U.S. Large Cap Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Mercury V.I. U.S. Large Cap Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

     While it is the policy of the Mercury V.I. U.S. Large Cap Fund generally not to engage in trading for short-term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

     The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on non-U.S. investments by U.S. investors such as the Mercury V.I. U.S. Large Cap Fund. If such restrictions should be reinstituted, it might become necessary for the Mercury V.I. U.S. Large Cap Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Mercury V.I. U.S. Large Cap Fund would review its investment objective or fundamental policies to determine whether changes are appropriate. Any changes in the investment objective or fundamental policies set forth under "Investment Restrictions" below would require the approval of the holders of a majority of the Mercury V.I. U.S. Large Cap Fund's outstanding voting securities.

     The Mercury V.I. U.S. Large Cap Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Under present conditions, the Investment Adviser does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

     The Mercury V.I. U.S. Large Cap Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted (as more fully described in the Prospectus and below). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Mercury V.I. U.S. Large Cap Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

     The Mercury V.I. U.S. Large Cap Fund's investment objective and policies are described in "How the Mercury V.I. U.S. Large Cap Fund Invests" in the Prospectus. Certain types of securities in which the Mercury V.I. U.S. Large Cap Fund may invest and certain investment practices that the Fund may employ are discussed more fully below.

     Investing in Canada. While the Mercury V.I. U.S. Large Cap Fund will invest at least 65% of its total assets in large cap companies located in the United States, it may invest up to 10% of its assets in Canada. Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. The country's economy relies strongly on the production and processing of natural resources, and foreign trade. The Canadian government has attempted to reduce restrictions against foreign investment, and its recent trade agreements with the United States and Mexico are expected to increase trade; however, these reforms could be reversed. Demand by many citizens in the Province of Quebec for secession from Canada may significantly impact the Canadian economy.

     Foreign Security Risks. The Mercury V.I. U.S. Large Cap Fund defines companies located in the U.S. or Canada broadly. As a result, the Mercury V.I. U.S. Large Cap Fund's investments may include companies organized, traded or having substantial operations outside the U.S. or Canada. This may expose the Mercury V.I. U.S. Large Cap Fund to risks associated with foreign investments. Foreign investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Mercury V.I. U.S. Large Cap Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain investments may be subject to non-U.S. withholding taxes.

     Debt Securities. The Mercury V.I. U.S. Large Cap Fund may hold convertible and non-convertible debt securities, and preferred securities. The Mercury V.I. U.S. Large Cap Fund has established no rating criteria for the debt securities in which it may invest. Therefore, the Mercury V.I. U.S. Large Cap Fund may invest in debt securities either (a) rated in one of the top four rating categories by a nationally recognized statistical rating organization or unrated but in the Investment Adviser's judgment, possess similar credit characteristics ("investment grade securities") or (b) rated below the top four rating categories or that are unrated but, in the Investment Adviser's judgment, possess similar credit characteristics ("high yield securities"). The Investment Adviser considers ratings as one of several factors in its independent credit analysis of issuers.

     Debt securities are subject to interest rate and credit risk. Interest rate risk is the risk that when interest rates go up, the value of debt instruments generally goes down. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

     Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. High yield securities tend to be more volatile than higher rated fixed income securities and adverse economic events may have a greater impact on the prices of high yield securities than on higher rated fixed income securities. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holder of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features that would permit the issuer to repurchase such securities from the Mercury V.I. U.S. Large Cap Fund. If a call were exercised by an issuer during a period of declining interest rates, the Mercury V.I. U.S. Large Cap Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income for the Mercury V.I. U.S. Large Cap Fund and dividends to shareholders.

     The Mercury V.I. U.S. Large Cap Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for many of these securities, and the Mercury V.I. U.S. Large Cap Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for high yield securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Mercury V.I. U.S. Large Cap Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for the Mercury V.I. U.S. Large Cap Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. To the extent the Mercury V.I. U.S. Large Cap Fund holds high yield securities, factors adversely affecting the market value of high yield securities are likely to adversely affect the Mercury V.I. U.S. Large Cap Fund's net asset value. In addition, the Mercury V.I. U.S. Large Cap Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

     In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Mercury V.I. U.S. Large Cap Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to a convertible security denominated in a currency different from that of the underlying equity security, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

     Apart from currency considerations, the value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Mercury V.I. U.S. Large Cap Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

     Borrowing and Leverage. The Mercury V.I. U.S. Large Cap Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), and may borrow up to an additional 5% of its total assets for temporary purposes. The Mercury V.I. U.S. Large Cap Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions.

     The use of leverage by the Mercury V.I. U.S. Large Cap Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Mercury V.I. U.S. Large Cap Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Mercury V.I. U.S. Large Cap Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Mercury V.I. U.S. Large Cap Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Mercury V.I. U.S. Large Cap Fund will have to pay on the borrowings, the Mercury V.I. U.S.

Large Cap Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Mercury V.I. U.S. Large Cap Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Mercury V.I. U.S. Large Cap Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Illiquid or Restricted Securities. The Mercury V.I. U.S. Large Cap Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Mercury V.I. U.S. Large Cap Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Mercury V.I. U.S. Large Cap Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     The Mercury V.I. U.S. Large Cap Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Mercury V.I. U.S. Large Cap Fund may buy directly from the issuer. Restricted securities may be neither listed on an exchange nor traded in other established markets. Privately placed securities may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be more difficult to value than publicly traded securities and may be less liquid, or illiquid, and therefore may be subject to the risks associated with illiquid securities, as described in the preceding paragraph. Some restricted securities, however, may be liquid. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Mercury V.I. U.S. Large Cap Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Mercury V.I. U.S. Large Cap Fund may be required to bear the expenses of registration. Certain of the Mercury V.I. U.S. Large Cap Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Mercury V.I. U.S. Large Cap Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

     144A Securities. The Mercury V.I. U.S. Large Cap Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, as amended, (the "Securities Act"). The Board of Directors has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities which the Mercury V.I. U.S. Large Cap Fund's management determines are as liquid as publicly registered non-investment grade debt securities. The Board of Directors has adopted guidelines and delegated to the Mercury V.I. U.S. Large Cap Fund's management the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Mercury V.I. U.S. Large Cap Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Other Special Considerations. The Mercury V.I. U.S. Large Cap Fund may invest without limit in short-term investments, high quality bonds or derivatives, to reduce exposure to equity securities when the Mercury V.I. U.S. Large Cap Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Mercury V.I. U.S. Large Cap Fund and may reduce the level of current income.

     Sovereign Debt. The Mercury V.I. U.S. Large Cap Fund may invest more than 5% of its assets in debt obligations ("sovereign debt") issued or guaranteed by non-U.S. governments or their agencies and instrumentalities ("governmental entities"). Investment in sovereign debt involves a high degree of risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole.

     Holders of sovereign debt, including the Mercury V.I. U.S. Large Cap Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There may be no bankruptcy proceeding by which sovereign debt on which a governmental entity has defaulted may be collected in whole or in part.

     The sovereign debt instruments in which the Mercury V.I. U.S. Large Cap Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to high yield/high risk securities discussed above and are subject to many of the same risks as such securities. Similarly, the Mercury V.I. U.S. Large Cap Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities.

     Securities Lending. The Mercury V.I. U.S. Large Cap Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Mercury V.I. U.S. Large Cap Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by the Mercury V.I. U.S. Large Cap Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Mercury V.I. U.S. Large Cap Fund. Alternatively, if securities are delivered to the Mercury V.I. U.S. Large Cap Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Mercury V.I. U.S. Large Cap Fund for lending its portfolio securities. In either event, the total yield on the Mercury V.I. U.S. Large Cap Fund's portfolio is increased by loans of its portfolio securities. The Mercury V.I. U.S. Large Cap Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Mercury V.I. U.S. Large Cap Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Mercury V.I. U.S. Large Cap Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Repurchase Agreements. The Mercury V.I. U.S. Large Cap Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Mercury V.I. U.S. Large Cap Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Mercury V.I. U.S. Large Cap Fund's return may be affected by currency fluctuations. The Mercury V.I. U.S. Large Cap Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Mercury V.I. U.S. Large Cap Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Mercury V.I. U.S. Large Cap Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Mercury V.I. U.S. Large Cap Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Mercury V.I. U.S. Large Cap Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Mercury V.I. U.S. Large Cap Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     Warrants. The Mercury V.I. U.S. Large Cap Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Mercury V.I. U.S. Large Cap Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

     When-Issued Securities and Forward Commitments. The Mercury V.I. U.S. Large Cap Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Mercury V.I. U.S. Large Cap Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Mercury V.I. U.S. Large Cap Fund at an established price with payment and delivery taking place in the future. The Mercury V.I. U.S. Large Cap Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Mercury V.I. U.S. Large Cap Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Mercury V.I. U.S. Large Cap Fund is purchasing securities in these transactions, the Mercury V.I. U.S. Large Cap Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

     There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Mercury V.I. U.S. Large Cap Fund's purchase price. The Mercury V.I. U.S. Large Cap Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Standby Commitment Agreements. The Mercury V.I. U.S. Large Cap Fund may enter into standby commitment agreements. These agreements commit the Mercury V.I. U.S. Large Cap Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Mercury V.I. U.S. Large Cap Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Mercury V.I. U.S. Large Cap Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Mercury V.I. U.S. Large Cap Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Mercury V.I. U.S. Large Cap Fund. The Mercury V.I. U.S. Large Cap Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Mercury V.I. U.S. Large Cap Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Mercury V.I. U.S. Large Cap Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Mercury V.I. U.S. Large Cap Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

INSURANCE LAW RESTRICTIONS

     In order for shares of the Mercury V.I. U.S. Large Cap Fund to remain eligible investments for the separate accounts of Participating Insurance Companies, it may be necessary, from time to time, for the Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

     The New York insurance law requires that investments of the Mercury V.I. U.S. Large Cap Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of the Mercury V.I. U.S. Large Cap Fund.

OTHER CONSIDERATIONS

     The Investment Adviser will use its best efforts to assure that the Mercury V.I. U.S. Large Cap Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of the Mercury V.I. U.S. Large Cap Fund to achieve its investment objective.

INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of the Mercury V.I. U.S. Large Cap Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Mercury V.I. U.S. Large Cap Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended, (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Mercury V.I. U.S. Large Cap Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Mercury V.I. U.S. Large Cap Fund may not:

          1. Make any investment inconsistent with the Mercury V.I. U.S. Large Cap Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by the Mercury V.I. U.S. Large Cap Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Mercury V.I. U.S. Large Cap Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Mercury V.I. U.S. Large Cap Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Mercury V.I. U.S. Large Cap Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Mercury V.I. U.S. Large Cap Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Mercury V.I. U.S. Large Cap Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Mercury V.I. U.S. Large Cap Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Mercury V.I. U.S. Large Cap Fund may purchase securities on margin to the extent permitted by applicable law. The Mercury V.I. U.S. Large Cap Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Mercury V.I. U.S. Large Cap Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.


          8. Underwrite securities of other issuers except insofar as the Mercury V.I. U.S. Large Cap Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.


          9. Purchase or sell commodities or contracts on commodities, except to the extent that the Mercury V.I. U.S. Large Cap Fund may do so in accordance with applicable law and the Mercury V.I. U.S. Large Cap Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Mercury V.I. U.S. Large Cap Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Mercury V.I. U.S. Large Cap Fund may not:

          (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Mercury V.I. U.S. Large Cap Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Mercury V.I. U.S. Large Cap Fund's shares are owned by another investment company that is part of the same group of investment companies as the Mercury V.I. U.S. Large Cap Fund.

          (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Mercury V.I. U.S. Large Cap Fund currently does not intend to engage in short sales, except short sales "against the box."

          (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with

     Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation has adopted an investment policy pursuant to which the Mercury V.I. U.S. Large Cap Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Mercury V.I. U.S. Large Cap Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Mercury V.I. U.S. Large Cap Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund taken at market value, together with all other assets of the Mercury V.I. U.S. Large Cap Fund that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Mercury V.I. U.S. Large Cap Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Mercury V.I. U.S. Large Cap Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Mercury V.I. U.S. Large Cap Fund and may be amended by the Directors without the approval of the shareholders. However, the Directors will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     Portfolio securities of the Mercury V.I. U.S. Large Cap Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser and Fund Asset Management, L.P. ("FAM"), the Mercury V.I. U.S. Large Cap Fund is prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage" in the Appendix to this Statement of Additional Information. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Mercury V.I. U.S. Large Cap Fund may purchase from an underwriting syndicate of which Merrill Lynch is a member.

      GENERAL INFORMATION RELATING TO THE MERCURY V.I. U.S. LARGE CAP FUND

DESCRIPTION OF SHARES

     The Corporation is a Maryland corporation incorporated on December 7, 1998. It has authorized capital of 800,000,000 shares of Common Stock, par value $.0001, divided into 200,000,000 shares of each of Class A and Class B shares for each of its series.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to vote of shareholders, except that Class B shareholders, whose shares bear distribution expenses as provided below, shall have exclusive voting rights with respect to matters relating to such distribution expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares are unable to elect any person as a Director. No amendment may be made to the Articles of Incorporation without the affirmative vote of a majority of the outstanding shares of the Corporation.

There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Shares issued are fully-paid and non-assessable by the Corporation or the Mercury V.I. U.S. Large New Cap Fund. Voting rights for Directors are not cumulative.

     Merrill Lynch Life Insurance Company ("MLLIC") has provided the initial capital for the Mercury V.I. U.S. Large Cap Fund by purchasing shares of the Fund. Such shares were acquired for investment and can be disposed of only by redemption. To the extent the organizational expenses of the Corporation are paid by the Corporation they will be expensed and immediately charged to the net asset value. See "Determination of Net Asset Value" in the Appendix to this Statement of Additional Information.

     MLLIC, an insurance company organized under the laws of Arkansas, is located at 425 West Capital Avenue, Suite 1800, Little Rock, Arkansas 72201-3525. MLLIC, an affiliate of Mercury International, is a wholly owned subsidiary of Merrill Lynch Insurance Group Incorporated ("MLIG"), a holding company. MLIG is a "controlling person," as defined in the Investment Company Act, of MLLIC because of its power to exercise a controlling influence over its management policies.

     Prior to the offering of the Mercury V.I. U.S. Large Cap Fund's shares, MLLIC will be the Fund's sole shareholder and deemed a controlling person of the Mercury V.I. U.S. Large Cap Fund.

                        MERCURY V.I. U.S. LARGE CAP FUND
                                       OF
                   MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 19, 1999


ASSETS:
  Cash ............................................................... $   100
  Prepaid offering costs (Note 3) ....................................  82,700
                                                                       -------
    Total Assets .....................................................  82,800
                                                                       -------
LIABILITIES:
  Liabilities and accrued expenses ...................................  82,700
                                                                       -------
NET ASSETS: .......................................................... $   100
                                                                       =======
NET ASSETS CONSIST OF:
  Class A Shares of Common Stock, $.0001 par value,
   200,000,000 shares authorized ..................................... $     1
  Class B Shares of Common Stock, $.0001 par value,
   200,000,000 shares authorized .....................................       1
  Paid-in Capital in excess of par ...................................      98
                                                                       -------
NET ASSETS: .......................................................... $   100
                                                                       =======
NET ASSET VALUE:
Class A -- Based on net assets of $50 and 5 shares outstanding ....... $ 10.00
                                                                       =======
Class B -- Based on net assets of $50 and 5 shares outstanding ....... $ 10.00
                                                                       =======

----------
Notes to Financial Statements

(1) Mercury Asset/Management V.I. Funds, Inc. (the "Corporation") was organized as a Maryland corporation on December 7, 1998 and is registered under the Investment Company Act of 1940. Mercury V.I. U.S. Large Cap Fund (the "U.S. Large Cap Fund"), an open-end diversified management investment company, is a series of the Corporation. To date, the U.S. Large Cap Fund has not had any transactions other than those relating to organizational matters and the sale of 5 Class A shares and 5 Class B shares of Common Stock to Merrill Lynch Life Insurance Company ("MLLIC"). The U.S. Large Cap Fund does not offer its shares to the general public. Shares are sold only to separate accounts established by participating insurance companies ("Participating Insurance Companies") to fund benefits under variable annuity or variable life insurance contracts.

(2) The Corporation on behalf of the U.S. Large Cap Fund has entered into an investment advisory agreement with Mercury Asset Management International Ltd. (the "Investment Adviser"), and a distribution agreement with Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. (the "Distributor"). (See "Management of the Funds -- Management and Advisory Arrangements" in the Statement of Additional Information.) Certain Participating Insurance Companies may be affiliates of the Investment Adviser.

(3) Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the U.S. Large Cap Fund. The Investment Adviser, on behalf of the U.S. Large Cap Fund, will incur organization costs estimated at $44,000.

                   MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.

                                    APPENDIX

     This Appendix constitutes a part of the Statement of Additional Information for the Class A and Class B shares of Mercury V.I. U.S. Large Cap Fund. This Appendix uses the term "Fund" to refer to Mercury V.I. U.S. Large Cap Fund and any future series of Mercury Asset Management V.I. Funds.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Management of the Funds.....................................        A-2
  Directors and Officers....................................        A-2
  Compensation of Directors.................................        A-3
  Management and Advisory Arrangements......................        A-3
  Code of Ethics............................................        A-5
Purchase of Shares..........................................        A-5
  Distribution Agreements...................................        A-5
  Distribution Plans........................................        A-6
Redemption of Shares........................................        A-7
Portfolio Transactions and Brokerage........................        A-7
Determination of Net Asset Value............................        A-8
Dividends and Taxes.........................................        A-9
  Dividends.................................................        A-9
  Taxes.....................................................        A-9
Performance Data............................................       A-10
General Information.........................................       A-11
  Independent Auditors......................................       A-11
  Custodian.................................................       A-11
  Transfer Agent............................................       A-11
  Legal Counsel.............................................       A-11
  Reports to Shareholders...................................       A-11
  Additional Information....................................       A-11
Annex A.....................................................  Annex A-1
Annex B.....................................................  Annex B-1

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The Directors of the Corporation consist of six individuals, four of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     JEFFREY M. PEEK (52) -- Director and President(1)(2) -- President of Merrill Lynch Asset Management L.P. ("MLAM") and FAM since 1997; President and Director of Princeton Services, Inc. ("Princeton Services") since 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; Director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.

     TERRY K. GLENN (58) -- Director and Executive Vice President(1)(2) -- Executive Vice President of MLAM and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     DAVID O. BEIM (58) -- Director (2) -- 410 Uris Hall, Columbia University, New York, New York 10027. Professor of Columbia University since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.

     JAMES T. FLYNN (59) -- Director(2) -- 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

     W. CARL KESTER (47) -- Director(2) -- Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. James R. Williston Professor of Business Administration of Harvard University Graduate School of Business since 1997; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.

     KAREN P. ROBARDS (48) -- Director (2) -- Robards & Company, 173 Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of Cine Muse Inc. since 1996; Director of the Cooke Center for Learning and Development, a not for profit organization, since 1993.

     PETER JOHN GIBBS (40) -- Senior Vice President(1)(2) -- 33 King William Street, London, EC4R 9AS, England. Chairman of Mercury Asset Management International Ltd. since 1998; Director of Mercury Asset Management Ltd. since 1993; Director of Mercury Asset Management International Channel Islands Ltd. since 1997.

     DONALD C. BURKE (38) -- Treasurer and Vice President (1)(2) -- Senior Vice President and Treasurer of MLAM and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of Princeton Funds Distributor, Inc. since 1999; First Vice President of MLAM and FAM from 1997 to 1999; Director of Taxation of MLAM and FAM since 1990; Vice President of MLAM and FAM from 1990 to 1997.

     LORRAINE D. MANDEL (50) -- Secretary (1)(2) -- Director (Legal Advisory) of MLAM since 1998; Second Vice President and Assistant General Counsel of General Reinsurance Corporation from 1992 to 1998.
---------------
(1) Interested person, as defined in the Investment Company Act, of each Fund.

(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser, or the Funds' sub-adviser, FAM, or their affiliates, acts as investment adviser.

     As of the date of this Statement of Additional Information, the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of any Fund.

COMPENSATION OF DIRECTORS

     The Corporation expects to pay each Director not affiliated with the Investment Adviser or FAM or with an affiliate of the Investment Adviser or FAM (each a "non-affiliated Director"), for service to the Funds, a fee of $3,000 per year plus $500 per in-person meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation also expects to compensate members of the Audit and Nominating Committee, which consists of all of the non-affiliated Directors, at the rate of $1,000 annually for service to the Funds.

     The following table sets forth the aggregate compensation the Corporation expects to pay to the non-affiliated Directors for their first full fiscal year and the aggregate compensation paid by all investment companies advised by Mercury International, FAM, or their affiliates ("Mercury and Affiliates-Advised Funds") to the non-affiliated Directors for the calendar year ended December 31, 1998.

                                                                                    TOTAL COMPENSATION FROM
                                                                                           FUNDS AND
                                                            PENSION OR RETIREMENT         MERCURY AND
                                                             BENEFITS ACCRUED AS      AFFILIATES-ADVISED
                                   AGGREGATE COMPENSATION      PART OF FUNDS'            FUNDS PAID TO
        NAME OF DIRECTOR                 FROM FUNDS               EXPENSES               DIRECTORS(1)
        ----------------           ----------------------   ---------------------   -----------------------
David O. Beim....................          $6,000                   None                    $10,000
James T. Flynn...................          $6,000                   None                    $49,000
W. Carl Kester...................          $6,000                   None                    $49,000
Karen P. Robards.................          $6,000                   None                    $10,000

---------------
(1) In addition to the Corporation, the Directors served on other Mercury and Affiliates-Advised Funds as follows: Mr. Beim (2 registered investment companies consisting of 10 portfolios); Mr. Flynn (4 registered investment companies consisting of 16 portfolios); Mr. Kester (4 registered investment companies consisting of 16 portfolios); and Ms. Robards (2 registered investment companies consisting of 10 portfolios).

MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Corporation on behalf of each Fund has entered into an investment advisory agreement with Mercury International as Investment Adviser (each, an "Advisory Agreement"). As discussed in "The Management Team" in the Prospectus, the Investment Adviser receives for its services to the Mercury V.I. U.S. Large Cap Fund monthly compensation at the annual rate of 0.65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund. The Investment Adviser has agreed to limit the annual operating expenses of the Mercury V.I. U.S. Large Cap Fund to 1.25% and 1.40% of the Mercury V.I. U.S. Large Cap Fund's average net assets with respect to the Class A shares and Class B shares, respectively. These expense limits will be in place through April 2000.

     Each Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Investment Adviser is also obligated to pay, or cause its affiliate to pay, the fees of all Officers and Directors who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of each Fund and the Corporation (except to the extent paid by Participating Insurance Companies), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the Custodian, any Sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser or any sub-adviser, or of an affiliate of the Investment Adviser or of any sub-adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or any Fund. The Participating Insurance Companies will pay certain of the expenses of a Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation by the Investment Adviser or an affiliate of the Investment Adviser, and the Corporation reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.

     Securities held by a Fund of the Corporation may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Mercury International is located at 33 King William Street, London EC4R 9AS, England. Mercury International's intermediate parent company is Mercury Asset Management Group Ltd., a London-based holding company of a group engaged in the provision of investment management and advisory services globally. The ultimate parent of Mercury Asset Management Group Ltd. is ML & Co., a financial services holding company. ML & Co. is a "controlling person" of Mercury International as defined under the Investment Company Act because of its power to exercise a controlling influence over its management or policies.

     The Corporation has entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with FAM with respect to each Fund, pursuant to which FAM provides investment advisory services with respect to all or a portion of each Fund's daily cash assets. The Corporation has agreed to use its reasonable best efforts to cause the Investment Adviser to pay to FAM a fee in an amount to be determined from time to time by the Investment Adviser and FAM but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Corporation and the Funds pursuant to the Advisory Agreements.

     The Investment Adviser has entered into administrative services agreements with certain Participating Insurance Companies, including Participating Insurance Companies that may be affiliates of the Investment Adviser, pursuant to which the Investment Adviser compensates such Participating Insurance Companies for administrative responsibilities relating to the Corporation which are performed by such Participating Insurance Companies.

     FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM, an affiliate of Mercury International, is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, each Advisory Agreement and Sub-Advisory Agreement will each remain in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Directors or by a majority of the outstanding shares of a Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to any Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of that Fund.

CODE OF ETHICS

     The Board of Directors of the Corporation, the Investment Adviser, and FAM have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and FAM and, as described below, impose additional, more onerous, restrictions on fund investment personnel. Among other substantive restrictions, the Codes contain reporting and preclearance requirements for employees of the Investment Adviser and FAM and provide for trading "blackout periods" that prohibit trading by decision making access persons (those who recommend or determine which securities transactions the Corporation undertakes) of the Corporation within periods of trading by the Corporation in the same (or equivalent) security.

                               PURCHASE OF SHARES

     Reference is made to "Account Choices -- Fund Shares" in the Appendix to the Prospectus for certain information as to the purchase of Fund shares.

     Each Fund offers two classes of shares, Class A and Class B. The Participating Insurance Company decides which share class will support a Contract. Each Class A and Class B share of a Fund represents an identical interest in the investment portfolio of that Fund, and has the same rights, except that Class B shares bear the expenses of the ongoing distribution fees and Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the distribution fees are paid.

     The Funds do not offer their shares to the general public. Only separate accounts established by Participating Insurance Companies can buy Fund shares. Each Fund's investment adviser is affiliated with two Participating Insurance Companies. Participating Insurance Companies issue Contracts and use Fund shares to support these Contracts. When this Statement of Additional Information refers to Fund shareholders, it is referring to the Participating Insurance Companies.

     Contract owners have certain rights under their Contract, but do not have any direct interest in Fund shares. A separate prospectus describes the Contract and its additional fees and charges. It also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a Contract.

     Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor"), an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for each Fund.

DISTRIBUTION AGREEMENTS

     The Corporation has entered into distribution agreements (each, a "Distribution Agreement") with the Distributor with respect to the sale of the Corporation's shares to the Distributor for resale to Participating Insurance Companies' separate accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is an affiliate of the Investment Adviser.

     Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Advisory Agreements described above.

DISTRIBUTION PLANS

     Reference is made to "Account Choices -- Fund Shares" in the Appendix to the Prospectus for certain information with respect to the distribution plan for Class B shares pursuant to Rule 12b-1, under the Investment Company Act, of a Fund (each a "Distribution Plan") with respect to the distribution fees paid by each Fund with respect to such class.

     Each Distribution Plan permits the Corporation to pay to each Participating Insurance Company that enters into an agreement with the Corporation to provide distribution related services to Contract owners, a distribution fee relating to the Class B shares accrued daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Class B shares of each Fund held by such Participating Insurance Company. Such services include, but are not limited to,
(a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Corporation advertisements, sales literature and other promotional materials describing and/or relating to the Corporation and including materials intended for use within the Participating Insurance Company or for broker-dealer only use or retail use, (c) holding seminars and sales meetings designed to promote the distribution of the Class B shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Corporation and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Corporation and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contract owners to the Corporation, (g) providing personal services and/or maintenance of the accounts of the Contract owners with respect to Class B shares of the Funds attributable to such accounts, and (h) financing any other activity that the Corporation's Board of Directors determines is primarily intended to result in the sale of Class B shares.

     A Fund has no obligation with respect to distribution related expenses incurred by the Distributor or Participating Insurance Companies in connection with the Class B shares, and there is no assurance that the Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of each Fund's Class B shares separately.

     In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and its Class B shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of such Fund, as defined in the Investment Company Act (the "Independent Directors") shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the applicable Fund and its Class B shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding Class B shares of the applicable Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related Class B shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

     The Corporation may reject any order to buy shares and may suspend the offering of its shares at any time.

                              REDEMPTION OF SHARES

     The Corporation is required to redeem for cash all shares of a Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares at the time of redemption may be more or less than their cost, depending on the net asset value of a Fund's shares at such time.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of that Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Adviser is responsible for making each Fund's portfolio decisions, placing that Fund's brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Corporation's Directors and officers. The Corporation has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Corporation with a number of brokers and dealers, including affiliates of the Investment Adviser. In placing orders, it is the policy of the Corporation to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where applicable, the Investment Adviser surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer that offers the Corporation the best price and execution or other services that are of benefit to the Corporation.

     Brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Corporation. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under each Advisory Agreement. If in the judgment of the Investment Adviser the Corporation will be benefited by supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services in excess of commissions that another broker may have charged for effecting the same transaction. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the Investment Adviser may use such information in servicing its other accounts.

     The Corporation invests in certain securities traded in the over-the-counter market and, where possible, deals directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Corporation are prohibited from dealing with the Corporation as principal in purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Corporation, including Merrill Lynch, will not serve as the Corporation's dealer in such transactions. However, affiliated persons of the Corporation may serve as its broker in over-the-counter transactions conducted on an agency basis.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Corporation on the floor of any U.S. national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Corporation at least annually setting forth the compensation it has received in connection with such transactions.

     The Directors of the Corporation have considered the possibility of recapturing for the benefit of the Corporation brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Corporation to the Investment Adviser. After considering all factors deemed relevant, the Directors made a determination not to seek such recapture. The Directors will reconsider this matter from time to time.

     The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The portfolio turnover rate is generally anticipated to be under 100%. A high rate of portfolio turnover results in correspondingly higher brokerage commission expenses.

                        DETERMINATION OF NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Appendix to the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of a Fund is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE on each day the NYSE is open for trading (a "Pricing Day"). The close of business on the NYSE is generally 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Participating Insurance Companies, and the advisory fees payable by each Fund to the Investment Adviser, are accrued daily.

     Portfolio securities, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded on the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When a Fund writes a call option, the amount of the premium received is recorded on the books of that Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation. Such valuations and procedures will be reviewed periodically by the Board of Directors.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the

NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of a Fund's net asset value.

                              DIVIDENDS AND TAXES

DIVIDENDS

     Reference is made to "Dividends, Capital Gains and Taxes" in the Appendix to the Prospectus.

     Each Fund intends to distribute all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to each Fund's shareholders annually. From time to time, a Fund may declare a special dividend at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year. Dividends and distributions of a Fund will be automatically reinvested in shares of that Fund at net asset value.

TAXES

     Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify for and elect the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, that Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income. To qualify for this treatment, each Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). If any Fund should fail to qualify as a RIC in any year, then that Fund would incur corporate federal income tax upon its taxable income for that year (with no deduction for distributions to shareholders), and its distributions will generally be taxable as ordinary dividend income to its shareholders, and each Participating Insurance Company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the variable life insurance and/or variable annuity contracts supported by that account would no longer be eligible for tax deferral.

     In addition to satisfying the diversification requirements applicable to RICs, each Fund intends to diversify its assets as required by section 817(h) of the Code and the regulations thereunder. These regulations place certain limitations both on the investments of the Fund and on the type of Fund shareholders. If a Fund fails to comply with these requirements, Contracts that invest in the Fund will not be entitled to the favorable treatment granted to annuity, endowment or life insurance contracts under the Code.

     Dividends paid by a Fund from its ordinary income and distributions of a Fund's net realized capital gains are includable in the respective Participating Insurance Company's gross income. Distributions of a Fund's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Participating Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Participating Insurance Company's tax status. To the extent that income of the Corporation represents dividends on common or preferred stock, rather than interest income, its distributions to the Participating Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the separate prospectus for the Contracts for a description of the respective Participating Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the separate account. Not later than 60 days after the end of each calendar year, the Corporation will send to the Participating Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.
                            ------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     For information regarding the federal income tax treatment of a Contract and distributions to the separate accounts of the Participating Insurance Companies, see the separate prospectus for the Contracts.

                                PERFORMANCE DATA

     From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective Contract owners. Total return is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A and Class B shares in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses. The total return quotations may be of limited use for comparative purposes because they will not reflect charges imposed on the Contracts by the Participating Insurance Companies, which, if included, would decrease total return.

     A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and
(2) the maximum applicable sales charges will not be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     On occasion, a Fund may compare its performance to, among other things, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe (if applicable) or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of that Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered reflective of a Fund's relative performance for any future period. From time to time, a Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. A Fund may from time to time quote in advertisement or other materials other applicable measures of performance and may also make references to awards that may be given to the Investment Adviser.

                              GENERAL INFORMATION

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, have been selected as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as the Custodian of each Fund's assets. Under its contract with the Funds, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as each Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

     Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Funds.

REPORTS TO SHAREHOLDERS

     Each Fund sends to its shareholders at least semi-annually reports showing that Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.
                           ------------------------

                                    ANNEX A

                INVESTMENT POLICIES INVOLVING THE USE OF INDEXED
            SECURITIES, OPTIONS, FUTURES, SWAPS AND FOREIGN EXCHANGE

     Each Fund is authorized to use certain derivative instruments, including indexed and inverse securities, options, futures, and swaps, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

     Although certain risks are involved in options and futures transactions (as defined below in "Risk Factors in Options, Futures and Currency Instruments"), the Investment Adviser believes that, because each Fund will generally engage in these transactions, if at all, for hedging purposes, including anticipatory hedges (other than options on securities that may be used to seek increased return), the options and futures portfolio strategies of a Fund will not subject that Fund to the risks frequently associated with the speculative use of options and futures transactions. While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, that Fund's net asset value will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, each Fund will engage in hedging activities, if at all, only from time to time and may not necessarily be engaging in hedging activities when movements in the equity markets, interest rates or currency exchange rates occur. A Fund is not required to engage in hedging transactions and may choose not to do so.

INDEXED AND INVERSE SECURITIES

     A Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate, including interest rates (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or interest rate or based on the relative changes of two indices. In addition, a Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Fund may be required to pay substantial additional margin to maintain the position.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. Each Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits a Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. Each Fund is authorized to purchase put options on equity securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") that Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits a Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, a Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

                                    Annex A-1

     Each Fund is also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which substantially replicates the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium that Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect a Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market a Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, that Fund may lose the entire option premium.

     Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. Each Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Fund writes a call option, in return for an option premium that Fund is legally obligated to sell specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index, however much the exercise price exceeds the market price. Each Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, that Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     Each Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium that Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. Each Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its right under the option because the value of the underlying securities is greater than the exercise price, that Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when a Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     Each Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, each Fund will write only call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option

                                    Annex A-2
in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

     Types of Options. Each Fund may engage in transactions in options on securities or securities indices, on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

FUTURES

     Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value with the Futures Commission Merchants (the "FCM") effecting the Fund's exchanges or in a third-party account with that Fund's Custodian. Each day thereafter until the futures position is closed, a Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Whether the margin is deposited with the FCM or with the Custodian, the margin may be deemed to be in the FCM's custody, and, consequently, in the event of default due to the FCM's bankruptcy, the margin may be subject to pro rata treatment as the FCM's assets, which could result in potential losses to a Fund and its shareholders. Even if a transaction is profitable, a Fund may not get back the same assets which were deposited as margin or may receive payment in cash.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the future's contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when that Fund was attempting to identify specific securities in which to invest in a market that Fund believes to be attractive. In the event that such securities decline in value or that Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, that Fund may realize a loss relating to the futures position.


     Each Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent that Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission. A Fund will only engage in futures and options transactions from time to time. A Fund is under no obligation to use such transactions and may choose not to do so.


SWAPS

     Each Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index.

                                    Annex A-3

Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

     Each Fund will enter into a swap transaction only if, immediately following the time that Fund enters into the transaction, the aggregate notional principal amount of swap transactions to which that Fund is a party would not exceed 5% of the Fund's net assets.

FOREIGN EXCHANGE TRANSACTIONS

     Each Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. Each Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction at a future date or selling a currency in which that Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of that Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     Each Fund may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

     Each Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     A Fund will not speculate in Currency Instruments. Accordingly, no Fund will hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency.

     Risk Factors in Hedging Foreign Currency Risks. While each Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of a Fund's shares, the net asset value of each Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements may not be accurately predicted and a Fund's hedging strategies may be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, that Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to

                                    Annex A-4
hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that a Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or in which their availability is limited (such as certain emerging markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

     Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or a Fund will otherwise be able to sell such instrument at an acceptable price. Therefore, it may not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses that exceed the amount originally invested by that Fund in such instruments. When a Fund engages in such a transaction, that Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transactions, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Each Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates a Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which no Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding that are held by a Fund, the market value of the securities underlying OTC call options currently outstanding that have been sold by that Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund that are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then that Fund will treat as illiquid such amount of the underlying securities as equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

                                    Annex A-5

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, that Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. Each Fund will attempt to minimize the risk that a counterparty will default by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions that have a credit rating of AA- or better from Standard & Poor's, Aa3 or better from Moody's, or AA or better from Fitch.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                                    Annex A-6

                                    ANNEX B

                       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC.'S CORPORATE DEBT RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
     Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act, as amended.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific

                                    Annex B-1

note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           - Leading market positions in well-established industries

           - High rates of return on funds employed

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection

           - Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

           - Well established access to a range of financial markets and assured sources of alternate liquidity

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

     Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

                                    Annex B-2

     Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
     Uncertainty of position characterizes preferred stocks in this class.
b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection

                                    Annex B-3
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA  Debt rated AAA has the highest rating assigned by Standard &
     Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no

                                    Annex B-4
comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal
     Savings & Loan Insurance Corp. or the Federal Deposit
     Insurance Corp. and interest is adequately collateralized.
*    Continuance of the rating is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

     A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will

                                    Annex B-5
normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I.   Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issue.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors'
     rights.
AAA  This is the highest rating that may be assigned by Standard
     & Poor's to a preferred stock issue and indicates an
     extremely strong capacity to pay the preferred stock
     obligations.
AA   A preferred stock issue rated "AA" also qualifies as a
     high-quality fixed income security. The capacity to pay
     preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
A    An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more
     susceptible to the adverse effects of changes in
     circumstances and economic conditions.
BBB  An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A"
     category.
BB,  Preferred stock rated "BB," "B," and "CCC" are regarded, on
B,   balance, as predominantly speculative with respect to the
CCC  issuer's capacity to pay preferred stock obligations. "BB"
     indicates the lowest degree of speculation and "CCC" the
     highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC   The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is
     currently paying.
C    A preferred stock rated "C" is a non-paying issue.
D    A preferred stock rated "D" is a non-paying issue in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

     The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

                                    Annex B-6

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR           Indicates that Fitch does not rate the specific issue.
CONDITIONAL  A conditional rating is premised on the successful completion of a project or the occurrence of a specific
             event.
SUSPENDED    A rating is suspended when Fitch deems the amount of
             information available from the issuer to be inadequate for rating purposes.
WITHDRAWN    A rating will be withdrawn when an issue matures or is
             called or refinanced and, at Fitch's discretion, when an
             issuer fails to furnish proper and timely information.
FITCHALERT   Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
             "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be
             raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                    Annex B-7

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the
     obligor in satisfying its debt service requirements.
B    Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and
     interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity
     throughout the life of the issue.
CCC  Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet
     obligations requires an advantageous business and economic environment.
CC   Bonds are minimally protected. Default in payment of
     interest and/or principal seems probable over time.
C    Bonds are in imminent default in payment of interest or
     principal.
DDD  Bonds are in default on interest and/or principal payments.
DD   Such bonds are extremely speculative and should be valued on
D    the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
     the lowest potential for recovery.

     PLUS (+) or MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                                    Annex B-8

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
      "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                    Annex B-9

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

EXHIBIT
NUMBER
-------
 1(a)   --   Articles of Incorporation of Registrant.(1)
 1(b)   --   Amended Articles of Incorporation of Registrant.(3)
 2      --   By-Laws of Registrant.(1)
 3      --   Instrument Defining Rights of Shareholders. Incorporated by
             reference to Exhibits 1 and 2 above.
 4(a)   --   Form of Investment Advisory Agreement between Registrant and
             Mercury Asset Management International Ltd.(3)
 4(b)   --   Form of Sub-Advisory Agreement between Registrant and Fund
             Asset Management, L.P.(3)
 5(a)   --   Form of Class A Distribution Agreement between Registrant
             and Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(3)
 5(b)   --   Form of Class B Distribution Agreement between Registrant
             and Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(3)
 6      --   Not Applicable.
 7      --   Form of Custody Agreement between Registrant and Brown
             Brothers Harriman & Co.(3)
 8(a)   --   Form of Transfer Agency, Dividend Disbursing Agency and
             Shareholder Servicing Agency Agreement between Registrant
             and Financial Data Services, Inc.(3)
 8(b)   --   Form of License Agreement relating to Use of Name among
             Mercury Asset Management International Ltd., Mercury Asset
             Management Group Ltd. and Mercury Funds Distributor, a
             division of Princeton Funds Distributor, Inc.(2)
 8(c)   --   Form of License Agreement relating to Use of Name among
             Mercury Asset Management International Ltd., Mercury Asset
             Management Group Ltd. and Registrant.(3)
 8(d)   --   Form of Participation Agreement between Registrant and a
             participating insurance company.(3)
 8(e)   --   Form of Expense Cap Agreement between Mercury Asset
             Management International, Ltd. and Registrant. (3)
 9      --   Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.(3)
10      --   Consent of Deloitte & Touche, LLP, independent auditors for the Registrant.
11      --   Not Applicable.
12      --   Not Applicable.
13      --   Form of Class B Distribution Plan and Class B Plan
             Sub-Agreement.(3)
14      --   Not Applicable.
15(a)   --   Rule 18f-3 Plan.(3)
15(b)   --   Power of Attorney.(3)

---------------

(1) Incorporated by reference to identically numbered exhibit to Registrant's initial Registration Statement on Form N-1A (File No. 333-68879).

(2) Incorporated by reference to Exhibit No. 8(c) to Pre-Effective Amendment No. 1 of Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.'s Registration Statement on Form N-1A (File No. 333-56205).

(3) Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File No. 333-68879).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Registrant has sold shares of its series, Mercury V.I. U.S. Large Cap Fund to Merrill Lynch Life Insurance Company ("MLLIC"). Except that all of the Registrant's shares will be held by separate accounts of participating insurance companies, the Registrant is not controlled by or under common control with any other person.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

     In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Set forth below is a list of each executive officer and partner of the adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1997 for his own account or in the capacity of director, officer, partner or trustee.

                                                                        OTHER SUBSTANTIAL BUSINESS,
                   NAME                     POSITIONS WITH ADVISER   PROFESSION, VOCATION OR EMPLOYMENT
                   ----                     ----------------------   ----------------------------------
Peter John Gibbs..........................  Chairman                 Director of Mercury Asset
                                                                     Management Ltd.; and Director of
                                                                     Mercury Asset Management
                                                                     International Channel Islands Ltd.
Carol Consuelo Brooke.....................  Deputy Chairman          Director of Mercury Asset
                                                                     Management Ltd.
David Morris Fitzgerald Scott.............  Director                 Director of Corporation of St.
                                                                     Lawrence College
Debra Ann Searle..........................  Secretary                None
John Eric Nelson..........................  Director                 None
Steve Warner Golann.......................  Director                 None

     Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated is 33 King William Street, London, England EC4R 9AS.

     Mrs. Brooke also serves as director of the following companies:

     Munich London Investment Management Ltd.; Benenden School (Kent) Ltd., Cranbrook Kent, TN17 4AA; and Mercury Asset Management Pension Trustee Co. Ltd.

     Mrs. Searle also serves as officer of the following companies:

     Forum House Limited; Grosvenor Alternate Partner Limited; Grosvenor General Partner Limited; Grosvenor Ventures Limited; Grosvenor Venture Managers Limited; 33 King William Street, Ltd.; Mercury Asset Management Employee Trust Co. Ltd.; Mercury Asset Management Finance Ltd.; Mercury Asset Management Group Ltd; Mercury Asset Management Group Services Ltd; Mercury Asset Management Holdings Ltd.; Mercury Asset Management International Ltd.; Mercury Asset Management No. 1 Limited; Mercury Asset Management Ltd.; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury Fund Managers Limited; Mercury Financial Services Ltd.; Mercury Investment Management Limited; Mercury Investment Services Ltd.; Mercury Investment Trust Managers Ltd.; Mercury Life Assurance Company Ltd.; Mercury Life Limited; Mercury Life Nominees Ltd.; Mercury Private Equity Holdings Ltd.; Mercury Rowan Mullens Ltd.; Munich London Investment Management Ltd.; Mercury Private Equity MUST 3 Limited; Third Grosvenor Limited; Wimco Nominees Ltd.; Toll Company; SNC International (Holdings) Limited; SNC Securities Limited; SNCS Limited; Storey Saver Limited; Merrill Lynch Private Capital Limited; Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited; Merrill Lynch, Pierce, Fenner & Smith Limited; Mership Nominees Limited; ML Europe Property Ltd.; ML Invest Holdings Limited; ML Invest Limited; N.Y. Nominees Limited; Paramount Nominees Limited; Prismbond Limited; RNML Limited; S.N.C. Nominees Limited; Sealion Nominees Limited; Smith Bros (Services & Leasing) Limited; Smith Bros Nominees Limited; Smith Bros Participations Limited; Smith Bros PLC; SNC Corporate Finance Limited; SNC Financial Services; McIntosh Services (UK) Limited; Merrill Lynch (UK) Pension Plan Trustees Limited; Merrill Lynch Capital Markets Bank Limited; Merrill Lynch Equities Limited; Merrill Lynch Europe Funding; Merrill Lynch Europe Holdings Limited; Merrill Lynch Europe PLC; Merrill Lynch Financial Services Limited; Merrill Lynch Gilts (Nominees) Limited; Merrill Lynch Gilts Holdings Limited; Merrill Lynch Gilts Investments Limited; Merrill Lynch Gilts Limited; Merrill Lynch Group Holdings

Limited; Merrill Lynch International; Merrill Lynch International Bank Limited; Merrill Lynch Investment Services Limited; Merrill Lynch Investments Limited; Merrill Lynch Limited; Merrill Lynch Nominees Limited; Merrill Lynch Private Capital Limited; Benson Nominees Limited; C.P.W. Limited; Capital Markets; Chetwynd Nominees Limited; Citygale Nominees Limited; CLO Funding Limited; and McIntosh Services (UK) Limited.

     Set forth below is a list of each executive officer and director of Fund Asset Management, L.P. ("FAM") indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1997 for his own account or in the capacity of director, officer, partner or trustee.

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
ML & Co.............................  Limited Partner         Financial Services Holding Company;
                                                              Limited Partner of Merrill Lynch Asset
                                                              Management, L.P. ("MLAM")
Fund Asset Management, Inc..........  Limited Partner         Investment Advisory Service
Princeton Services..................  General Partner         General Partner of MLAM
Jeffrey M. Peek.....................  President               President of MLAM; President and
                                                              Director of Princeton Services, Inc.
                                                              ("Princeton Services"); Executive Vice
                                                              President of Merrill Lynch & Co., Inc.
                                                              (" ML & Co."); Managing Director and
                                                              Co-Head of the Investment Banking
                                                              Division of Merrill Lynch, Pierce,
                                                              Fenner & Smith Incorporated ("Merrill
                                                              Lynch") in 1997; Senior Vice President
                                                              and Director of the Global Securities
                                                              and Economics division of Merrill Lynch
                                                              from 1995 to 1997.
Terry K. Glenn......................  Executive Vice          Executive Vice President of MLAM;
                                      President               Executive Vice President and Director
                                                              of Princeton Services; President and
                                                              Director of Princeton Funds
                                                              Distributor, Inc.; Director of
                                                              Financial Data Services, Inc.;
                                                              President of Princeton Administrators,
                                                              L.P.
Donald C. Burke.....................  Senior Vice President   Senior Vice President and Treasurer of
                                      and Treasurer           MLAM since 1999; Senior Vice President
                                                              and Treasurer of Princeton Services;
                                                              Vice President and Treasurer of
                                                              Princeton Funds Distributor, Inc.;
                                                              First Vice President of MLAM from 1997
                                                              to 1999; Vice President of MLAM from
                                                              1990 to 1997; Director of Taxation of
                                                              MLAM since 1990.

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
Michael G. Clark....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Mark A. Desario.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Linda L. Federici...................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Vincent R. Giordano.................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Michael J. Hennewinkel..............  Senior Vice             Senior Vice President, Secretary and
                                      President, Secretary    General Counsel of MLAM; Senior Vice
                                      and General Counsel     President of Princeton Services
Philip L. Kirstein..................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President, General Counsel,
                                                              Director and Secretary of Princeton
                                                              Services
Ronald M. Kloss.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Debra W. Landsman-Yaros.............  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Vice President of Princeton Funds
                                                              Distributor, Inc.
Stephen M.M. Miller.................  Senior Vice President   Executive Vice President of Princeton
                                                              Administrators; Senior Vice President
                                                              of Princeton Services
Joseph T. Monagle, Jr. .............  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Brian A. Murdock....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Director of Princeton Funds
                                                              Distributor, Inc.
Gregory D. Upah.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services

     Mr. Glenn is President and Mr. Burke is Treasurer of all or substantially all of the investment companies described in the following two paragraphs. Mr. Glenn is a director of such companies. Messrs. Giordano, Kirstein, and Monagle are officers of one or more of such companies.

     FAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal

Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     MLAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

          Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Japan Capital Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; and Mercury V.I. Pan-European Growth Fund of Mercury Asset Management V.I. Funds, Inc.

     A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.

     (b) Set forth below is information concerning each director and officer of MFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                                   (2)                           (3)
                 (1)                      POSITIONS AND OFFICES         POSITIONS AND OFFICES
                NAME                       WITH THE DISTRIBUTOR            WITH REGISTRANT
                ----                      ---------------------      ----------------------------
Terry K. Glenn.......................  President and Director        Executive Vice President
Michael G. Clark.....................  Director and Treasurer        None
Thomas J. Verage.....................  Director                      None
Robert W. Crook......................  Senior Vice President         None
Michael J. Brady.....................  Vice President                None
William M. Breen.....................  Vice President                None
James T. Fatseas.....................  Vice President                None
Debra W. Landsman-Yaros..............  Vice President                None
Michelle T. Lau......................  Vice President                None
Donald C. Burke......................  Vice President                Vice President and Treasurer
Salvatore Venezia....................  Vice President                None
William Wasel........................  Vice President                None
Robert Harris........................  Secretary                     None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

     (1) the registrant, Mercury Asset Management V.I. Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

     (2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

     (3) the custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109;

     (4) the investment adviser, Mercury Asset Management International Ltd., 33 King William Street, London EC4R 9AS, England; and

     (5) the sub-adviser and administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Mercury V.I. U.S. Large Cap Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds -- Management and Advisory Arrangements" in the Appendix to the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

ITEM 30.  UNDERTAKINGS.

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 19th day of April, 1999.

                                          MERCURY V.I. U.S. LARGE CAP FUND OF
                                          MERCURY ASSET MANAGEMENT V.I.
                                          FUNDS, INC.

                                          Registrant

                                          By:      /s/ TERRY K. GLENN
                                            ------------------------------------
                                               Terry K. Glenn, Executive Vice
                                                          President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURES                                    TITLE                         DATE
                 ----------                                    -----                         ----

                     *                             President and Director               April 19, 1999
--------------------------------------------       (Principal Executive Officer)
              Jeffrey M. Peek

             /s/ TERRY K. GLENN                    Director and Executive Vice
--------------------------------------------       President
               Terry K. Glenn

                     *                             Director
--------------------------------------------
               David O. Beim

                     *                             Director
--------------------------------------------
               James T. Flynn

                     *                             Director
--------------------------------------------
               W. Carl Kester
                     *                             Director
--------------------------------------------
              Karen P. Robards
                     *                             Treasurer (Principal Financial
--------------------------------------------       Accounting Officer) and Vice
              Donald C. Burke                      President

*By /s/ TERRY K. GLENN
    ----------------------------------------

     (Terry K. Glenn, Attorney-in-Fact)                                                 April 19, 1999

* This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                           DESCRIPTION
-------                          -----------
10       Consent of Deloitte & Touche, LLP, independent auditors for the Registrant.